Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive loss, net of tax, are as follows:

	Foreign	Unrealized gains/	Defined benefit	Accumulated other
	currency	(losses) on	pension	comprehensive
	items	securities	plan	income (loss)
	(in thousands)

Beginning balance, January 1, 2013	$790	27	(954)	(137)
Other comprehensive income (loss) before reclassifications	161	(12)	(432)	(283)
Reclassification adjustments for losses (gains) reclassified into income , net of tax of nil	-	8	-	8
Ending balance, December 31, 2013	$951	23	(1,386)	(412)
Beginning balance, January 1, 2014	$951	23	(1,386)	(412)
Other comprehensive income (loss) before reclassifications	(170)	(33)	268	65
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	-	31	-	31
Ending balance, December 31, 2014	$781	21	(1,118)	(316)